E*TRADE GLOBAL TITANS INDEX FUND
SEMI-ANNUAL REPORT

The Dow Jones Global Titans Index declined 8.20% for the semi-annual period ending June 30, 2001. For the same period, the E*TRADE Global Titans Index Fund (the "Fund") declined 8.30%.

The first six months of 2001 were challenging for most investors, as business conditions proved sluggish and stock markets across the world experienced considerable volatility. The period began with convincing indications that the U.S. economy had slowed dramatically: factory output fell 1.1% in December 2000, the biggest drop since the 1991 recession. January's consumer sentiment index, significant because consumer spending accounts for 2/3 of the U.S. economy, dropped to its lowest level since 1996. Throughout the period, declining corporate spending on technology, rising oil prices, and increasing unemployment
- 233,000 jobs were lost in April 2001 alone - put continuous pressure on global stock prices and precluded a strong market rebound.

Moving to counteract this poor economic performance, the Federal Reserve Board (the "Fed") cut interest rates from 6.5% to 5.5% by January 4, 2001. This was the first reduction in rates since November 1998, and was met initially with positive market reactions. Throughout the period ended June 30, 2001 the Fed cut interests rates, and by June 30, 2001 rates stood at 3.75%, their lowest level in seven years. Despite these reductions, many investors remained cautious as international economic conditions appeared to remain weak.

Notwithstanding this difficult environment, many of the top holdings in the Index performed well. Among the top stocks in the Index, U.S. companies (comprising 69.89% of the Index at the end of the period ended June 30, 2001) were particularly strong. Microsoft (5.46% of the Index as of June 30, 2001) stock rose 68.3% over the period ended June 30, 2001, as it successfully launched its 2001 product line and received a favorable court ruling in its antitrust case. Bank of America (1.57% of the index as of June 30, 2001) also saw a substantial rise in its stock price of 30.86% during the period. IBM (3.27% of the Index as of June 30, 2001) experienced solid revenue growth, and its stock rose 33.53% over the period. Elsewhere in the top holdings, U.S. health and personal care firms (14.41% of the Index as of June 30, 2001) generally performed less favorably. The stocks of Johnson & Johnson (2.57% of the index as of June 30, 2001) and Merck (2.45% of the index as of June 30,
2001) fell 4.82% and 15.80%, respectively. The worst performance of the period ended June 30, 2001 was by Cisco (2.21% of the index as of June 30, 2001), whose stock dropped 52.42% on disappointing sales figures.


A number of international firms in the Index also fared poorly during the period ended June 30, 2001. Telecommunications companies were among the hardest hit as consumer and corporate demand for equipment and services slumped. Finland-based Nokia (1.65% of the portfolio as of June 30, 2001), and U.K.-based Vodafone (2.35% of the portfolio as of June 30, 2001) each fell, their stocks down 49.18% and 36.86%, respectively.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance.

* "Dow JonesSM," "Global TitansSM" and "Dow Jones Global Titans IndexSM" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such Fund.

E*TRADE GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2001 (Unaudited)

                                                                                              NUMBER
                                                                                             OF SHARES              VALUE
                                                                                             ---------            ----------

BERMUDA                                                  (1.7% OF NET ASSETS)
-------

ELECTRONIC COMPONENTS
            Tyco International Ltd.                                (Cost:  $230,644)           4,152                 226,285
                                                                                                                 -----------

FINLAND                                                    (1.7%)
-------

TELECOMMUNICATIONS
            Nokia Oyj                                              (Cost:  $576,477)           9,998                 226,576

FRANCE                                                     (2.3%)
------

ENERGY SOURCES                                             (1.7%)
            Total Fina Elf                                                                     1,575                 220,531
                                                                                                                 -----------

INSURANCE                                                  (0.6%)
            AXA Co.                                                                            2,991                  85,203
                                                                                                                 -----------
                 TOTAL FRANCE                                      (Cost:  $343,933)                                 305,734
                                                                                                                 -----------

GERMANY                                                    (3.0%)
-------

AUTOMOBILES                                                (0.6%)
            Daimler-Chrysler AG                                                                1,765                  81,058
                                                                                                                 -----------

ELECTRONICS                                                (0.8%)
            Siemans AG                                                                         1,796                 110,229
                                                                                                                 -----------

INSURANCE                                                  (0.7%)
            Allianz AG                                                                           309                  90,181 +
                                                                                                                 -----------

TELECOMMUNICATIONS                                         (0.9%)
            Deutsche Telekom AG                                                                5,124                 116,771 +
                                                                                                                 -----------
                 TOTAL GERMANY                                     (Cost:  $604,784)                                 398,239
                                                                                                                 -----------

JAPAN                                                      (3.8%)
-----

AUTOMOBILES                                                (2.1%)
            Toyota Motor Corp.                                                                 8,000                 281,591
                                                                                                                 -----------

DIVERSIFIED FINANCIAL SERVICES                             (0.8%)
            Mitsubishi Tokyo Financial                                                            12                 100,064 *
                                                                                                                 -----------

ELECTRONICS                                                (0.9%)
            Sony Corp.                                                                         1,800                 118,345
                                                                                                                 -----------


                 TOTAL JAPAN                                       (Cost:  $666,202)                                 500,000
                                                                                                                 -----------

NETHERLANDS                                                (2.8%)
-----------

ENERGY SOURCES                                             (2.0%)
            Royal Dutch Petroleum                                                              4,530                 260,695
                                                                                                                 -----------

FINANCIAL SERVICES                                         (0.8%)
            ING Groep                                                                          1,673                 109,337 *
                                                                                                                 -----------
                 TOTAL NETHERLANDS                                 (Cost:  $352,488)                                 370,032
                                                                                                                 -----------

SWITZERLAND                                                (5.5%)
-----------

BANKING                                                    (1.7%)
            Credit Suisse Group                                                                  564                  92,721 *
            United Bank of Switzerland                                                           931                 133,374
                                                                                                                 -----------
                                                                                                                     226,095
                                                                                                                 -----------

FOOD & HOUSEHOLD PRODUCTS                                  (1.4%)
            Nestle SA -  Registered                                                              843                 179,157
                                                                                                                 -----------

PHARMACEUTICALS                                            (2.4%)
            Novartis AG                                                                        5,609                 202,991
            Roche Holding AG-Genusss                                                           1,520                 109,511
                                                                                                                 -----------
                                                                                                                     312,502
                                                                                                                 -----------
                 TOTAL SWITZERLAND                                 (Cost:  $725,986)                                 717,754
                                                                                                                 -----------

UNITED KINGDOM                                            (11.7%)
--------------

BANKING                                                    (2.7%)
            HSBC Holdings PLC                                                                 19,736                 233,842
            Lloyds Tsb Group PLC                                                              11,909                 119,164
                                                                                                                 -----------
                                                                                                                     353,006
                                                                                                                 -----------

ENERGY SOURCES                                             (3.0%)
            BP Amoco PLC                                                                      48,174                 395,996
                                                                                                                 -----------

PHARMACEUTICALS                                            (2.8%)
            GlaxoSmithKline PLC                                                               13,341                 375,242
                                                                                                                 -----------

TELECOMMUNICATIONS                                         (3.2%)
            British Telecommunications PLC                                                    18,340                 115,292
            Vodafone Group PLC                                                               139,660                 309,347
                                                                                                                 -----------
                                                                                                                     424,639
                                                                                                                 -----------
                 TOTAL UNITED KINGDOM                              (Cost:  $2,061,129)                             1,548,883
                                                                                                                 -----------

UNITED STATES                                             (67.0%)
-------------

AUTOMOBILES                                                (0.7%)
            Ford Motor Co.                                                                     3,704                  90,933
                                                                                                                 -----------

BEVERAGES & TOBACCO                                        (3.5%)
            Coca-Cola Co.                                                                      4,901                 220,545
            Philip Morris Cos., Inc.                                                           4,691                 238,068
                                                                                                                 -----------


                                                                                                                     458,613
                                                                                                                 -----------

COMPUTER PERIPHERAL EQUIPMENT                              (2.1%)
            Cisco Systems, Inc.                                                               15,497                 282,045 *
                                                                                                                 -----------

ELECTRONIC COMPUTERS                                       (3.2%)
            International Business Machines Corp.                                              3,729                 421,377
                                                                                                                 -----------

ELECTRONICS                                                (7.8%)
            General Electric Co.                                                              21,248               1,035,840
                                                                                                                 -----------

ENERGY SOURCES                                             (4.9%)
            Exxon Mobil Corp.                                                                  7,431                 649,098
                                                                                                                 -----------

FINANCIAL SERVICES                                         (5.5%)
            Citigroup, Inc.                                                                   10,774                 569,298
            Morgan Stanley Dean Witter & Co.                                                   2,389                 153,445
                                                                                                                 -----------
                                                                                                                     722,743
                                                                                                                 -----------

FOOD & HOUSEHOLD PRODUCTS                                  (1.4%)
            Procter & Gamble Co.                                                               2,789                 177,938
                                                                                                                 -----------

HEALTH & PERSONAL CARE                                     (4.8%)
            Johnson & Johnson                                                                  6,376                 318,800
            Merck & Co., Inc.                                                                  4,952                 316,482
                                                                                                                 -----------
                                                                                                                     635,282
                                                                                                                 -----------

INFORMATION RETRIEVAL SERVICES                             (3.7%)
            AOL Time Warner, Inc.                                                              9,095                 482,035 *
                                                                                                                 -----------

INSURANCE                                                  (2.8%)
            American International Group, Inc.                                                 4,272                 367,392
                                                                                                                 -----------

MOTION PICTURE & VIDEO PRODUCTION                          (1.0%)
            The Walt Disney Co.                                                                4,450                 128,561
                                                                                                                 -----------

NATIONAL COMMERCIAL BANKS                                  (2.9%)
            Bank of America Corp.                                                              3,417                 205,123
            JP Morgan Chase & Co.                                                              4,119                 183,707
                                                                                                                 -----------
                                                                                                                     388,830
                                                                                                                 -----------

PHARMACEUTICALS                                            (4.1%)
            Pfizer, Inc.                                                                      13,534                 542,037
                                                                                                                 -----------

PREPACKAGED SOFTWARE                                       (5.4%)
            Microsoft Corp.                                                                    9,842                 718,466 *
                                                                                                                 -----------

RETAIL SALES                                               (2.2%)
            Wal-Mart Stores, Inc.                                                              5,901                 287,969
                                                                                                                 -----------

SEMICONDUCTORS & RELATED DEVICES                           (3.2%)
            Intel Corp.                                                                       14,422                 421,844
                                                                                                                 -----------

TELEPHONE COMMUNICATIONS                                   (7.8%)
            American Telephone & Telegraph Co.                                                 8,028                 176,616
            BellSouth Corp.                                                                    4,005                 161,281
            SBC Communications, Inc.                                                           7,257                 290,715
            Verizon Communications, Inc.                                                       5,797                 310,140


            Worldcom, Inc.                                                                     6,234                  88,523 *
                                                                                                                 -----------
                                                                                                                   1,027,275
                                                                                                                 -----------
                 TOTAL UNITED STATES                               (Cost:  $10,138,736)                            8,838,278
                                                                                                                 -----------

SHORT-TERM INVESTMENTS                                     (1.1%)
----------------------
            British Pound Sterling                                                             1,356                   1,906
            Euro                                                                               7,057                   5,974
            Japanese Yen                                                                     195,201                   1,565
            Swiss Franc                                                                        1,455                     809
            Dreyfus Money Market Fund                                                         24,676                  24,676 ++
            Fleet National Bank Bank Note 4.21%, 10/31/01                                     16,497                  16,497 ++
            Merrimac Money Market Fund                                                        24,676                  24,676 ++
            Toronto Dominion Eurodollar 4.06%, 07/02/01                                       24,676                  24,676 ++

            Investors Bank & Trust Tri-Party Repurchase Agreement,
            dated 06/29/01, due 07/02/01, with a maturity value of
            $50,793 and an effective yield of 3.70%.                                          50,777                  50,777
                                                                                                                 -----------
                 TOTAL SHORT-TERM INVESTMENTS                     (Cost: $144,269)                                   151,556
                                                                                                                 -----------
TOTAL INVESTMENTS                                        (100.6%) (Cost:  $15,844,648)                            13,283,337
OTHER ASSETS, LESS LIABILITIES                            (-0.6%)                                                    (81,388)
                                                                                                                 -----------
NET ASSETS                                                (100.0%)                                               $13,201,949
                                                                                                                 ===========

*  Non-income producing security.
+  Denotes all or part of security on loan. See Note 3.
++ Represents investment of collateral received from securities lending transactions. See Note 3.

   The accompanying notes are an integral part of these financial statements.

E*TRADE GLOBAL TITANS INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investments at-value (cost: $15,844,648) (Note 1)+                                 $13,283,337
Dividends receivable                                                                    21,020
Interest receivable                                                                         52
Receivable for investment securities sold                                                6,451
                                                                                   -----------
       TOTAL ASSETS                                                                 13,310,860
                                                                                   -----------
LIABILITIES
Investment securities purchased                                                         11,640
Accrued administration fee (Note 2)                                                      3,935
Collateral for securities loaned (Note 3)                                               90,525
Accrued advisory fee (Note 2)                                                            2,811
                                                                                   -----------
       TOTAL LIABILITIES                                                               108,911
                                                                                   -----------
TOTAL NET ASSETS                                                                   $13,201,949
                                                                                   ===========
NET ASSETS CONSIST OF:
Paid-in capital                                                                     17,430,278
Undistributed net investment income                                                     85,762
Net realized loss on investments and foreign currency transactions                  (1,752,731)
Net unrealized depreciation of investments and foreign currency translations        (2,561,360)
                                                                                   ===========
TOTAL NET ASSETS                                                                   $13,201,949
                                                                                   ===========
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)                            1,635,337
                                                                                   ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                     $      8.07
                                                                                   ===========

--------------------------------------------------------------------------------

+ Includes securities on loan with market value of $86,160. See Note 3.

   The accompanying notes are an integral part of these financial statements.

E*TRADE GLOBAL TITANS INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
       Dividends                                                                          $   126,521
       Interest*                                                                                4,480
       Foreign taxes withheld                                                                  (7,164)
                                                                                          -----------
                TOTAL INVESTMENT INCOME                                                       123,837
                                                                                          -----------
EXPENSES (NOTE 2):
       Advisory fee                                                                            19,377
       Administration fee                                                                      27,128
                                                                                          -----------
       TOTAL EXPENSES                                                                          46,505
                                                                                          -----------
NET INVESTMENT INCOME                                                                          77,332
                                                                                          -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss from:
       Sale of investments                                                                 (1,562,830)
       Foreign currency transactions                                                           (8,139)
Net change in unrealized appreciation/(depreciation) of:
       Investments                                                                            118,494
       Foreign currency translations                                                             (319)
                                                                                          -----------
                NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY       (1,452,794)
                                                                                          -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $(1,375,462)
                                                                                          ===========
--------------------------------------------------------------------------------

* Interest income includes securities lending income of:                                  $        82

   The accompanying notes are an integral part of these financial statements.

E*TRADE GLOBAL TITANS INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                                  Period from
                                                                                              For the          February 18, 2000
                                                                                         Six Months Ended      (commencement of
                                                                                           June 30, 2001      operations) through
                                                                                            (Unaudited)        December 31, 2000
                                                                                         ----------------     -------------------
(DECREASE)/INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                                       $    77,332           $   113,704
Net realized loss on sale of investments and foreign currency transactions                   (1,570,969)             (112,970)
Net change in unrealized appreciation/(depreciation) of investments and foreign
currency translations                                                                           118,175            (2,679,535)
                                                                                            -----------           -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS AND FOREIGN CURRENCY                    (1,375,462)           (2,678,801)
                                                                                            -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                             --              (105,274)
Distributions from net realized gain on sale of investments                                          --               (68,792)
                                                                                            -----------           -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                                  --              (174,066)
                                                                                            -----------           -----------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                              1,415,075            23,837,190
Value of shares issued in reinvestment of dividends and distributions                                --               169,816
Cost of shares redeemed                                                                      (3,528,353)           (4,485,184)
                                                                                            -----------           -----------
NET (DECREASE) /INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK           (2,113,278)           19,521,822
                                                                                            -----------           -----------
REDEMPTION FEES                                                                                   1,045                20,689
                                                                                            -----------           -----------
NET (DECREASE)/INCREASE IN NET ASSETS                                                        (3,487,695)           16,689,644
NET ASSETS:
Beginning of period                                                                          16,689,644                    --
                                                                                            -----------           -----------
END OF PERIOD                                                                               $13,201,949           $16,689,644
                                                                                            ===========           ===========
SHARE TRANSACTIONS:
Number of shares sold                                                                           170,342             2,329,342
Number of shares reinvested                                                                          --                19,065
Number of shares redeemed                                                                      (432,552)             (450,860)
                                                                                            -----------           -----------
NET (DECREASE)/INCREASE IN SHARES OUTSTANDING                                                  (262,210)            1,897,547
                                                                                            ===========           ===========

  The accompanying notes are an integral part of these financial statements.

E*TRADE GLOBAL TITANS INDEX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                              Period from
                                                                             Six            February 18, 2000
                                                                         Months Ended        (commencement
                                                                        June 30, 2001     of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                                   (Unaudited)        December 31, 2000
                                                                        -------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $  8.80                 $10.00
                                                                          -------                -------
LOSS FROM INVESTMENT OPERATIONS:
       Net investment income
                                                                             0.05                   0.06
       Net realized and unrealized loss on investments
                                                                            (0.78)                 (1.18)
                                                                          -------                -------
       TOTAL LOSS FROM INVESTMENT OPERATIONS
                                                                            (0.73)                 (1.12)
                                                                          -------                -------
DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net investment income
                                                                               --                  (0.05)
       Distributions from net realized gains
                                                                               --                  (0.04)
                                                                          -------                -------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS
                                                                               --                  (0.09)
                                                                          -------                -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                                               5
                                                                             0.00                   0.01
                                                                          -------                -------
NET ASSET VALUE, END OF PERIOD                                            $  8.07                $  8.80
                                                                          =======                =======

TOTAL RETURN                                                               (8.30)% 3              (11.11)%1
RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period (000s omitted)                           $13,202                $16,690
       Ratio of expenses to average net assets                               0.60%2                 0.60%2 4
       Ratio of net investment income to average net assets                  0.99%2                 0.73%2
       Portfolio turnover rate                                              13.59% 3               28.97%1

----------

1 For the period February 18, 2000 (commencement of operations) to December 31,
  2000 and not indicative of a full year's operating results.
2 Annualized.
3 Not annualized
4 The Investment Advisor voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period February 18, 2000 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expneses as a percentage of average net assets would have remained uncanged at 0.60% for the period February 18, 2000 (commencement of operations) through December 31, 2000.
5 Rounds to less than $0.01.

   The accompanying notes are an integral part of these financial statements.

E*TRADE GLOBAL TITANS INDEX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2001

1. SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Global Titans Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2001, the Trust consisted of ten series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund , the E*TRADE Financial Sector Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE Technology Index Fund. These financial statements pertain to the E*TRADE Global Titans Index Fund.

The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the Dow Jones Global Titans (DJGT) IndexSM*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the stocks that comprise the DJGT Index.

* "Dow Jones Global Titans IndexSM", including, "Dow JonesSM," and "Global TitansSM" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc., the Investment Advisor. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such Fund.

The following is a summary of significant accounting policies which are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

The securities of the Fund, except as otherwise noted, that are traded on one or more than one U.S. national securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Securities that are primarily traded on a foreign securities exchange generally are valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchange. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Short-term debt securities are valued at amortized cost which approximates market value. Restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the supervision and responsibility by the Fund's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statements of Operations with the related net realized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Fund that arises as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and distributed annually. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2001.

REDEMPTION FEES

Shares held in the Fund that are redeemed within four months are subject to a fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an advisory agreement ("Advisory Agreement"). For its services as Investment Advisor, the Investment Advisor is paid by the Fund a fee at an annual rate of 0.25% average daily net assets.

Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Fund's investment sub-advisor. BGFA is a California Corporation indirectly owned by Barclays Bank PLC. For its services, BGFA is paid by the Investment Advisor a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million, 0.15% of average daily net assets on amounts between $200 million and $500 million, and 0.12% of average daily net assets above $500 million. BGFA is entitled to receive a minimum fee of $40,000.

The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent,

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custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures and reporting to the Board of Trustees concerning its activities pursuant to the Administration Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.35% of the average daily net assets for its services as administrator of the Fund.

PFPC Inc. ("PFPC") serves as the Fund's transfer agent and dividend disbursing agent. Prior to March 1 2001, PFPC also served as the Fund's sub-administrator and custodian. Investors Banks & Trust Company serves as the sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the period ended June 30, 2001.

3. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The Investment Advisor monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent.

The value of the securities on loan as of June 30, 2001 was $86,160 and the value of the related collateral was $90,525.

4. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not enter into any futures contracts during the period ended June 30, 2001.

5. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on

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values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The repurchase agreement entered into on June 29, 2001 by the Fund was fully collateralized by U. S. Government Obligations with a rate of 6.75%, a maturity rate of 05/15/05 and an aggregate market value of $53,670.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $2,106,682 and $4,255,256, respectively, for the period ended June 30, 2001.

7. UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

As of June 30, 2001, net unrealized depreciation on investments for federal income tax purposes was comprised of the following:



                  UNREALIZED             UNREALIZED          NET UNREALIZED
                APPRECIATION           DEPRECIATION            DEPRECIATION
     -----------------------------------------------------------------------
                    $592,109           $(3,153,420)            $(2,561,311)

As of June 30, 2001, the cost basis of the investments for federal income tax purposes was $15,844,648.


8. SUBSEQUENT EVENT

The Board of Trustees of the Trust approved a Plan of Liquidation for the Fund. The Plan of Liquidation contemplates that: all assets of the Fund will be sold; all claims, obligations and expenses of the Fund will be paid; and the Fund will distribute pro rata to each of its shareholders of record on the date of the liquidation all of the remianing assets of the Fund without the imposition of any redemption fee or similar charge. The data of liquidation for the Fund is expected is to be August 31, 2001.